Quarterly Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Selected Quarterly Financial Information [Abstract]
Revenue	$ 211,993	$ 199,364	$ 194,959	$ 176,332	$ 186,869	$ 186,641	$ 180,676	$ 172,613	$ 782,648	$ 726,799	$ 703,693
(Loss) income from operations	3,250	(819)	(3,154)	(1,228)	4,252	26,852	(3,785)	(33,593)	(1,952)	(6,274)	8,845
Net (loss) income from continuing operations attributable to Comverse Technology	690	(11,083)	(15,417)	(29,432)	(9,916)	4,936	(9,594)	(30,808)	(55,242)	(45,382)	3,004
Loss from discontinued operations, net of tax	3,786	46,773	(24,280)	(29,763)	24,561	(46,639)	(14,579)	(51,067)	(3,484)	(87,724)	(270,408)
Net (loss) income attributable to Comverse Technology	4,476	35,690	(39,697)	(59,195)	14,645	(41,703)	(24,173)	(81,875)	(58,726)	(133,106)	(267,404)
Net Income (Loss) Attributable to Comverse Technology, Diluted	564	(11,121)	(15,485)	(29,434)	(10,149)	2,909	(9,653)	(30,808)
Income (Loss) from Continuing Operations, Per Basic Share	$ 0.00	$ (0.05)	$ (0.07)		$ (0.05)	$ 0.02	$ (0.05)	$ (0.15)	$ (0.27)	$ (0.22)	$ 0.01
Income (Loss) from Continuing Operations, Per Diluted Share	$ 0.00	$ (0.05)	$ (0.07)		$ (0.05)	$ 0.01	$ (0.05)	$ (0.15)	$ (0.27)	$ (0.22)	$ 0.01
Income (Loss) from Discontinued Operations, Net of Tax, Total, Diluted	$ 3,786	$ 46,773	$ (24,280)	$ (29,763)	$ 24,561	$ (46,639)	$ (14,579)	$ (51,067)
(Loss) earnings per share from discontinued operations attributable to Comverse Technology, Inc., Basic	$ 0.02	$ 0.22	$ (0.12)		$ 0.12	$ (0.22)	$ (0.07)	$ (0.25)	$ (0.01)	$ (0.43)	$ (1.32)
(Loss) earnings per share from discontinued operations attributable to Comverse Technology, Inc., Diluted	$ 0.02	$ 0.22	$ (0.12)	$ (0.15)	$ 0.12	$ (0.22)	$ (0.07)	$ (0.25)	$ (0.01)	$ (0.43)	$ (1.32)
(Loss) earnings per share attributable to Comverse Technology, Inc.'s shareholders - Basic	$ 0.02	$ 0.17	$ (0.19)	$ (0.29)	$ 0.07	$ (0.20)	$ (0.12)	$ (0.40)	$ (0.28)	$ (0.65)	$ (1.31)
(Loss) earnings per share attributable to Comverse Technology, Inc.’s shareholders - Diluted	$ 0.02	$ 0.17	$ (0.19)	$ (0.29)	$ 0.07	$ (0.21)	$ (0.12)	$ (0.40)	$ (0.28)	$ (0.65)	$ (1.31)